BACKGROUND, ORGANIZATION AND BASIS OF PRESENTATION	6 Months Ended	12 Months Ended
	Oct. 31, 2017	Apr. 30, 2017
Notes to Financial Statements
NOTE 1 - BACKGROUND, ORGANIZATION AND BASIS OF PRESENTATION

MMEX Resources Corporation (the “Company” or “MMEX”) is a company engaged in the exploration, extraction, refining and distribution of oil, gas, petroleum products and electric power. We plan to focus on the acquisition, development and financing of oil, gas, refining and electric power projects in Texas, Peru, and other countries in Latin America using the expertise of our principals to identify, finance and acquire these projects. On August 30, 2017, the Company announced it has secured permit approval from the Texas Commission on Environmental Quality (TCEQ) to build a 10,000 barrel-per-day (BPD) crude distillation unit near Fort Stockton, Texas.

MMEX was formed as a Nevada corporation in 2005. The current management team led an acquisition of the Company (then named Management Energy, Inc.) through a reverse merger completed on September 23, 2010 and changed the Company’s name to MMEX Mining Corporation on February 11, 2011 and to MMEX Resources Corporation on April 6, 2016

The accompanying condensed consolidated financial statements include the accounts of the following entities, all of which the Company maintains control through a majority ownership or through common ownership:

Name of Entity	%	Form of Entity	State of Incorporation	Relationship

MMEX Resources Corporation (“MMEX”)	-	Corporation	Nevada	Parent
MCC Merger, Inc. (“MCCM”)	100%	Corporation	Delaware	Holding Subsidiary
Maple Carpenter Creek Holdings, Inc. (“MCCH”)	100%	Corporation	Delaware	Subsidiary
Maple Carpenter Creek, LLC (“MCC”)	80%	LLC	Nevada	Subsidiary
Carpenter Creek, LLC (“CC”)	95%	LLC	Delaware	Subsidiary
Armadillo Holdings Group Corp. (“AHGC”)	100%	Corporation	British Virgin Isles	Subsidiary
Armadillo Mining Corp. (“AMC”)	98.6%	Corporation	British Virgin Isles	Subsidiary

As of April 13, 2016, the Company assigned AMC to an irrevocable trust (the “Trust”), whose beneficiaries are the existing shareholders of MMEX. The accounts of AMC are included in the consolidated financial statements for all periods presented due to the common ownership. AMC through the Trust controls the Hunza coal interest previously owned by MMEX.

On September 1, 2016, the Company entered into a stock assignment agreement with LatAm Services, LLC (“LatAm”), whose members are officers and directors of the Company, pursuant to which LatAm acquired MCCH, a wholly owned subsidiary of the Company, and MCC and CC, majority owned subsidiaries of MCCH. On September 18, 2017, the Company, the members of LatAm and William B. Short (“Short”), an unrelated individual, entered into an Assignment and Assumption Agreement pursuant to which Short acquired MCCH, MCC and CC from LatAm (Note 11). The accounts of MCCH, MCC and CC are included in the consolidated financial statements through September 18, 2017 due to the common ownership of LatAm. With the acquisition of these subsidiaries by LatAm, and subsequently by Short, MMEX has exited the Hunza coal project to focus on energy related projects under its new business plan.

All significant inter-company transactions have been eliminated in the preparation of the consolidated financial statements.

These financial statements reflect all adjustments, consisting of normal recurring adjustments, which in the opinion of management are necessary for a fair presentation of the information contained therein.

The Company has adopted a fiscal year end of April 30.

MMEX Resources Corporation (the “Company” or “MMEX”) is a company engaged in the exploration, extraction, refining and distribution of oil, gas, petroleum products and electric power. We plan to focus on the acquisition, development and financing of oil, gas, refining and electric power projects in Texas, Peru, and other countries in Latin America using the expertise of our principals to identify, finance and acquire these projects.

MMEX was formed as a Nevada corporation in 2005. The current management team led an acquisition of the Company (then named Management Energy, Inc.) through a reverse merger completed on September 23, 2010 and changed the Company’s name to MMEX Mining Corporation on February 11, 2011 and to MMEX Resources Corporation on April 6, 2016

The accompanying consolidated financial statements include the accounts of the following entities, all of which the Company maintains control through a majority ownership or common ownership:

Name of Entity	%	Form of Entity	State of Incorporation	Relationship

MMEX Resources Corporation (“MMEX”)	-	Corporation	Nevada	Parent
MCC Merger, Inc. (“MCCM”)	100%	Corporation	Delaware	Holding Subsidiary
Maple Carpenter Creek Holdings, Inc. (“MCCH”)	100%	Corporation	Delaware	Subsidiary
Maple Carpenter Creek, LLC (“MCC”)	80%	LLC	Nevada	Subsidiary
Carpenter Creek, LLC (“CC”)	95%	LLC	Delaware	Subsidiary
Armadillo Holdings Group Corp. (“AHGC”)	100%	Corporation	British Virgin Isles	Subsidiary
Armadillo Mining Corp. (“AMC”)	98.6%	Corporation	British Virgin Isles	Subsidiary

As of April 13, 2016, the Company assigned AMC to an irrevocable trust (the “Trust”), whose beneficiaries are the existing shareholders of MMEX. The accounts of AMC are included in the consolidated financial statements due to the common ownership. AMC through the Trust controls the Hunza coal interest previously owned by the Company.

On September 1, 2016, the Company entered into a stock assignment agreement with LatAm Services, LLC (“LatAm”), a related party, pursuant to which the Company assigned MCCH to LatAm. The accounts of MCCH are included in the consolidated financial statements due to the common ownership. With the assignment of MMCH to LatAm, the Company exited the coal industry to focus on energy related products.

All significant inter-company transactions have been eliminated in the preparation of the consolidated financial statements.

The Company has adopted a fiscal year end of April 30.